COMMITMENTS AND CONTINGENCIES - Self-Insurance Liabilities 10-K (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Beginning balance	$ 138,127	$ 70,491
Current year expense	106,107	40,964
Claims paid	(73,385)	(28,914)
Change in obligations covered by unrelated insurer	(7,873)	31,247
Remeasurement of Plum Assumed Liabilities (Note 15)		24,339
Ending balance	$ 162,976	$ 138,127